Share-based Payments - Summary of non-vested stock award activity (Detail) - Non-vested [member]	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested at January 1	157,823	153,921	211,205
Granted	35,305	137,799	28,201
Vested	(54,501)	(132,880)	(83,409)
Forfeited	(384)	(1,017)	(2,076)
Non-vested at December 31	138,243	157,823	153,921